Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

The Company accounts for income tax using the liability method prescribed by ASC 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The deferred tax assets on December 31, 2020 and 2019 consist only of net operating loss carryforwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Income tax benefit at U.S. statutory rate	$(931,233)	$(1,520,555)
Non-deductible expenses	457,894	1,057,052
Change in valuation allowance	473,339	463,503
Total provision for income tax	$-	$-

The Company’s approximate net deferred tax asset as of December 31, 2020 and 2019 was as follows:

Deferred Tax Asset:	December 31, 2020	December 31, 2019
Net operating loss carryforward	$1,335,867	$862,528
Total deferred tax asset before valuation allowance	1,335,867	862,528
Valuation allowance	(1,335,867)	(862,528)
Net deferred tax asset	$-	$-

The net operating loss carryforward was approximately $6,361,000 on December 31, 2020. The Company provided a valuation allowance equal to the net deferred income tax asset as of December 31, 2020 and 2019 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. During the year ended December 31, 2020, the valuation allowance increased by $473,339. Additionally, the future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership changes that may occur in the future. The potential tax benefit arising from the loss carryforward may be carried forward indefinitely subject to usage limitations.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2020 and 2019 Corporate Income Tax Returns are subject to Internal Revenue Service examination.